Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Issuance of shares, net of issuance costs		$ 129
Issuance of warrants and shares, net of issuance costs	$ 86
Exercise of warrants, net of issuance costs			$ 263